Fair Value (Details 2) (USD $)	0 Months Ended	12 Months Ended
	Nov. 30, 2013	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Fair Value, Assets Measured on Recurring Basis, Unobservable Input Reconciliation, Calculation [Roll Forward]
Beginning balance January 1, 2014		$ 101,217	$ 8,237,413
Included in other comprehensive income		(4,009)	1,345,199
Interest and principal payments applied to principal		0	(1,944,511)
Sales, maturities and settlements		(29,603)	(3,577,771)
Fair Value, Measurement with Unobservable Inputs Reconciliation, Recurring Basis, Asset, Transfers, Net		0	(4,490,267)
Ending balance December 31, 2013		67,605	101,217	8,237,413
Transfer of securities from available-for-sale to held-to-maturity	98,900,000	0	98,942,426	0
Gain (loss) associated with available-for-sale securities transferred to held-to-maturity portfolio	(4,300,000)
Interest income on securities
Fair Value, Assets Measured on Recurring Basis, Unobservable Input Reconciliation, Calculation [Roll Forward]
Total gains or losses (realized/unrealized) Included in earnings		0	438,754
Other changes in fair value
Fair Value, Assets Measured on Recurring Basis, Unobservable Input Reconciliation, Calculation [Roll Forward]
Total gains or losses (realized/unrealized) Included in earnings		0	0
Gain on sale of securities
Fair Value, Assets Measured on Recurring Basis, Unobservable Input Reconciliation, Calculation [Roll Forward]
Total gains or losses (realized/unrealized) Included in earnings		0	92,400
Impairment Loss
Fair Value, Assets Measured on Recurring Basis, Unobservable Input Reconciliation, Calculation [Roll Forward]
Total gains or losses (realized/unrealized) Included in earnings		0
Trust Preferreds
Fair Value, Assets Measured on Recurring Basis, Unobservable Input Reconciliation, Calculation [Roll Forward]
Beginning balance January 1, 2014			5,621,445
Included in other comprehensive income			1,479,772
Interest and principal payments applied to principal			(1,944,511)
Sales, maturities and settlements			(3,169,581)
Fair Value, Measurement with Unobservable Inputs Reconciliation, Recurring Basis, Asset, Transfers, Net			(2,518,279)
Ending balance December 31, 2013			0
Trust Preferreds | Interest income on securities
Fair Value, Assets Measured on Recurring Basis, Unobservable Input Reconciliation, Calculation [Roll Forward]
Total gains or losses (realized/unrealized) Included in earnings			438,754
Trust Preferreds | Other changes in fair value
Fair Value, Assets Measured on Recurring Basis, Unobservable Input Reconciliation, Calculation [Roll Forward]
Total gains or losses (realized/unrealized) Included in earnings			0
Trust Preferreds | Gain on sale of securities
Fair Value, Assets Measured on Recurring Basis, Unobservable Input Reconciliation, Calculation [Roll Forward]
Total gains or losses (realized/unrealized) Included in earnings			92,400
Municipal Securities
Fair Value, Assets Measured on Recurring Basis, Unobservable Input Reconciliation, Calculation [Roll Forward]
Beginning balance January 1, 2014		101,217	2,615,968
Included in other comprehensive income		(4,009)	(134,573)
Interest and principal payments applied to principal		0	0
Sales, maturities and settlements		(29,603)	(408,190)
Fair Value, Measurement with Unobservable Inputs Reconciliation, Recurring Basis, Asset, Transfers, Net		0	(1,971,988)
Ending balance December 31, 2013		67,605	101,217
Transfer of securities from available-for-sale to held-to-maturity	2,000,000
Gain (loss) associated with available-for-sale securities transferred to held-to-maturity portfolio	176,715
Municipal Securities | Interest income on securities
Fair Value, Assets Measured on Recurring Basis, Unobservable Input Reconciliation, Calculation [Roll Forward]
Total gains or losses (realized/unrealized) Included in earnings		0	0
Municipal Securities | Other changes in fair value
Fair Value, Assets Measured on Recurring Basis, Unobservable Input Reconciliation, Calculation [Roll Forward]
Total gains or losses (realized/unrealized) Included in earnings		0	0
Municipal Securities | Gain on sale of securities
Fair Value, Assets Measured on Recurring Basis, Unobservable Input Reconciliation, Calculation [Roll Forward]
Total gains or losses (realized/unrealized) Included in earnings		0	0
Municipal Securities | Impairment Loss
Fair Value, Assets Measured on Recurring Basis, Unobservable Input Reconciliation, Calculation [Roll Forward]
Total gains or losses (realized/unrealized) Included in earnings		$ 0